Variable Interest Entities -- SFC Conduit Facilities (Details) - Consumer Loan Securitizations - Variable Interest Entity, Primary Beneficiary - USD ($)		1 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Jan. 30, 2018	Mar. 31, 2016	Feb. 24, 2016	Feb. 16, 2016	Jan. 21, 2016	Jan. 15, 2016
Springleaf Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Outstanding balance, securitization transaction					$ 298,000,000				$ 298,000,000
Mill River 2015 VFN1
Variable Interest Entity [Line Items]
Outstanding balance, securitization transaction					100,000,000
Amount paid under securitization									$ 300,000,000
Sumner Brook Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Outstanding balance, securitization transaction					0
Amount paid under securitization							$ 100,000,000
Midbrook Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Outstanding balance, securitization transaction					0
Whitford Brook Funding Trust2014 VFN1
Variable Interest Entity [Line Items]
Outstanding balance, securitization transaction					200,000,000
First Avenue Funding LLC 2015
Variable Interest Entity [Line Items]
Outstanding balance, securitization transaction					$ 250,000,000
As Reported | Springleaf Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction								$ 350,000,000
As Reported | Mill River 2015 VFN1
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction								400,000,000
As Reported | Personal loans | Midbrook Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction						$ 300,000,000
Scenario, Adjustment | Springleaf Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction								850,000,000
Scenario, Adjustment | Mill River 2015 VFN1
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction								$ 100,000,000
Scenario, Adjustment | Personal loans | Midbrook Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction						$ 250,000,000
Scenario, Forecast | Springleaf Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term				36 months
Scenario, Forecast | Midbrook Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term			36 months
Scenario, Forecast | Whitford Brook Funding Trust2014 VFN1
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term		12 months
Scenario, Forecast | First Avenue Funding LLC 2015
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term	12 months